Significant Accounting Policies (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (11,156)
Other comprehensive income (loss) before reclassifications	(540)
Amounts reclassified from AOCI	3,609
Other comprehensive income	3,069	$ (1,649)	$ (1,439)
Ending Balance	(8,087)	(11,156)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,271)
Other comprehensive income (loss) before reclassifications	(1,418)
Amounts reclassified from AOCI	3,609
Other comprehensive income	2,191
Ending Balance	920	(1,271)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(9,885)
Other comprehensive income (loss) before reclassifications	878
Amounts reclassified from AOCI	0
Other comprehensive income	878
Ending Balance	$ (9,007)	$ (9,885)